18. WARRANTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Warrants Details Narrative
Derivative liabilities fair value		$ 12,993,342
Number of Warrants, Exercised	1,332,885	0